Acquisitions (Narrative) (Details) (USD $)	0 Months Ended		6 Months Ended	15 Months Ended						0 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended
	Feb. 20, 2013	Apr. 03, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Jul. 31, 2012 Linn Energy, LLC [Member] Business Acquisition BP Green River	May 01, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition East Texas	Apr. 03, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Apr. 03, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Mar. 31, 2013 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition, Anadarko	Feb. 20, 2013 Linn Energy, LLC [Member] Business Acquisition, Berry	Dec. 15, 2011 Linn Energy, LLC [Member] Business Acquisition Plains	Nov. 18, 2011 Linn Energy, LLC [Member] Business Acquisition Permian Property	Mar. 30, 2012 Linn Energy, LLC [Member] Business Acquisition, BP	Dec. 31, 2012 Linn Energy, LLC [Member] Business Acquisition Various	Jun. 01, 2011 Linn Energy, LLC [Member] Business Acquisition Panther	May 11, 2011 Linn Energy, LLC [Member] Business Acquisition Williston Basin Property	Apr. 05, 2011 Linn Energy, LLC [Member] Business Acquisition SandRidge Property	Mar. 31, 2011 Linn Energy, LLC [Member] Business Acquisition Concho	Nov. 16, 2010 Linn Energy, LLC [Member] Business Acquisition Element	Oct. 14, 2010 Linn Energy, LLC [Member] Business Acquisition CrownQuest/Patriot Property	Aug. 16, 2010 Linn Energy, LLC [Member] Business Acquisition CrownQuest/Element	May 27, 2010 Linn Energy, LLC [Member] Acquisition of interests in Henry Savings LP and Henry Savings Management LLC	Apr. 30, 2010 Linn Energy, LLC [Member] Acquisition of interests in two wholly owned subsidiaries of HighMount Exploration and Production LLC Entity	Jan. 29, 2010 Linn Energy, LLC [Member] Acquisition of cetain oil and natural gas properties from certain affiliates of Merit Energy Company
Business Acquisition [Line Items]
Total consideration transferred							$ 990,000,000	$ 168,000,000	$ 168,000,000							$ 542,000,000	$ 110,000,000	$ 1,160,000,000	$ 122,000,000	$ 224,000,000	$ 153,000,000	$ 239,000,000	$ 192,000,000	$ 118,000,000	$ 260,000,000	$ 95,000,000	$ 323,000,000	$ 327,000,000	$ 151,000,000
Number of acquisitions																	2				2	2			2			2
Joint Venture Interest Acquired										23.00%	23.00%
Future funding of joint venture agreement										400,000,000	400,000,000
Business acquisitions - Net assets acquired						2,440,612,000					392,000,000
Imputed discount on future funding of joint venture											8,000,000
Future funding commitment of joint venture consideration transferred			69,000,000	270,000,000								15,000,000	217,000,000	201,000,000
Business acquisitions - current liabilities assumed											195,000,000
Business acquisitions - non-current liabilities assumed						196,601,000					197,000,000
Business Acquisition, Equity Interest Issued or Issuable, Exchange Ratio	125.00%														125.00%
Business Acquisition, Share Price	$ 46.2375														$ 46.2375
Business Acquisition, Cost of Acquired Entity, Purchase Price	4,400,000,000														4,400,000,000
Contract Price Of Divestiture		220,000,000
Long Lived Assets Held-for-sale, Impairment Charge					$ 57,000,000